Submission	Nov. 12, 2025
Submission [Line Items]
Central Index Key	0000019617
Registrant Name	JPMorgan Chase & Co.
Registration File Number	333-270004
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A